CREDIT LOSSES	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
CREDIT LOSSES

NOTE 10:- CREDIT LOSSES

Effective January 1, 2020, the Company adopted ASU 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, based on a modified retrospective transition approach through a cumulative-effect adjustment to retained earnings as of the beginning of the period of adoption. This ASU replaces the incurred loss impairment model with an expected credit loss impairment model for financial instruments, including trade receivables. The Company recorded a cumulative-effect adjustment to its retained earnings as of January 1, 2020 in the amount of $700.

The amendment requires entities to consider forward-looking information to estimate expected credit losses, resulting in earlier recognition of losses for receivables that are current or not yet due, which were not considered under the previous accounting guidance.

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CERAGON NETWORKS LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 10:- CREDIT LOSSES (Cont.)

The Company is exposed to credit losses primarily through sales to customers. The Company’s expected loss allowance methodology for trade receivable is developed using historical collection experience, current and future economic and market conditions and a review of the current status.

The estimate of amount of trade receivable that may not be collected is based on the geographic location of the trade receivable balances, aging of the trade receivable balances, the financial condition of customers and the Company’s historical experience with customers in similar geographies.

Additionally, specific allowance amounts are established to record the appropriate provision for customers that have a higher probability of default.

The following table provides a roll-forward of the allowance for credit losses that is deducted from the amortized cost basis of trade receivables to present the net amount expected to be collected:

Year ended December 31, 2020

Balance, at beginning of period	$4,236
Cumulative effect of adoption of ASU Topic 326	700
Provision for expected credit losses	1,636
Amounts written off charged against the allowance and others	(374)

Balance, at end of period	$6,198